RECONCILIATION BETWEEN U.S. GAAP AND INTERNATIONAL FINANCIAL REPORTING STANDARDS - Reconciliation of total shareholders' equity in the consolidated balance sheets (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of total shareholders' equity in the consolidated balance sheets
Total shareholders' equity	$ 20,186,243	$ 19,552,820	$ 20,985,559	$ 21,575,782	$ 20,904,897	$ 8,307,690